Business Combinations	9 Months Ended
Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Business Combinations

Note 3 – Business Combinations

Wisconsin Fertility Institute

On August 10, 2023, INVO, through Wood Violet Fertility LLC, a Delaware limited liability company (“Buyer”) and wholly owned subsidiary of INVO Centers LLC (“INVO CTR”), a Delaware company wholly-owned by INVO, consummated its acquisition of the Wisconsin Fertility Institute (“WFI”) for a combined purchase price of $10 million, of which $2.5 million was paid on the closing date (net cash paid was $2,150,000 after a $350,000 holdback) plus assumption of the inter-company loan owed by WFRSA (as defined below) in the amount of $528,756. The remaining three installments of $2.5 million each will be paid on the subsequent three anniversaries of closing. The sellers have the option to take all or a portion of the final three installments in shares of INVO common stock valued at $125.00, $181.80, and $285.80, for the second, third, and final installments, respectively.

WFI is comprised of (a) a medical practice, Wisconsin Fertility and Reproductive Surgery Associates, S.C., a Wisconsin professional service corporation d/b/a Wisconsin Fertility Institute (“WFRSA”), and (b) a laboratory services company, Fertility Labs of Wisconsin, LLC, a Wisconsin limited liability company (“FLOW”). WFRSA owns, operates and manages WFI’s fertility practice that provides direct treatment to patients focused on fertility, gynecology and obstetrics care and surgical procedures, and employs physicians and other healthcare providers to deliver such services and procedures. FLOW provides WFRSA with related laboratory services.

INVO purchased the non-medical assets of WFRSA and one hundred percent of FLOW’s membership interests. The Buyer and WFRSA entered into a management services agreement pursuant to which WFRSA outsourced all its non-medical activities to the Buyer.

The Company’s consolidated financial statements for the nine months ended September 30, 2023 include WFI’s results of operations. For the nine months ended September 30, 2023, WFI’s results of operations are included from the acquisition date of August 10, 2023 through September 30, 2023. The Company’s condensed consolidated financial statements reflect the preliminary purchase accounting adjustments in accordance with ASC 805 “Business Combinations”, whereby the purchase price was allocated to the assets acquired and liabilities assumed based upon their estimated fair values on the acquisition date.

The following allocation of the purchase price is as follows:

Consideration given:
Cash	2,150,000
Holdback	350,000
Additional payments	7,500,000
10,000,000

Assets and liabilities acquired:
FLOW intercompany receivable	528,756
Property and equipment, net	25,292
Tradename	1,000,000
Assembled workforce	500,000
Noncompetition agreement	250,000
Goodwill	8,224,708
WFRSA intercompany note	(528,756)
10,000,000

Pro Forma Financial Information

The following unaudited pro forma consolidated results of operations for the nine months ended September 30, 2023 and 2022 assume the acquisition was completed on January 1, 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Pro forma revenue	1,492,520	1,533,957	4,846,417	4,793,450
Pro forma net loss	(998,380)	(2,057,245)	(5,128,430)	(9,571,686)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at the beginning of the periods presented and is not intended to be a projection of future results. The share and per share data have been retroactively reflected for the acquisition.